Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			$ (1,350)
Gross lease liabilities	$ 11,299
Effect of discounting	(1,577)		(683)
Lease liabilities	9,722	$ 9,900	667
Current lease liabilities	2,067	2,196	44	[1]
Non-current lease liabilities	7,655	$ 7,704	623	[1]
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			(98)
Gross lease liabilities	2,514
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			(97)
Gross lease liabilities	1,839
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			(95)
Gross lease liabilities	1,364
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			(94)
Gross lease liabilities	1,105
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			(86)
Gross lease liabilities	876
5 to 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			(309)
Gross lease liabilities	2,427
Over 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received			$ (571)
Gross lease liabilities	$ 1,174

[1]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.